Related Party Transactions - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013 Subsidiary	Mar. 31, 2012	Dec. 31, 2012 Subsidiary	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Dean Foods corporate cost allocation		$ 9,300,000	$ 50,700,000	$ 32,700,000	$ 36,200,000
Transaction cost related to offerings			17,500,000
Related party fees			4,551,000
Number of subsidiaries involved in agreement	2		2
Net sales	21,899,000	29,298,000	109,513,000	108,921,000	107,923,000
Renewal of agreement	1 year
WWF Operating Company [Member]
Related Party Transaction [Line Items]
Related party license income		10,500,000	36,000,000	42,700,000	39,400,000
Related parties receivables				11,100,000
Interest income		1,900,000	6,400,000	6,100,000	5,100,000
Loans receivable, basis spread on variable rate	2.00%		2.00%
Basis for interest term on loan	LIBOR plus 2%		LIBOR plus 2%
Morningstar [Member] | Co-Packing Agreement [Member]
Related Party Transaction [Line Items]
Cost of sales			600,000
Morningstar [Member] | Co-Packing Agreement [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Agreement Term			5 years
Percentage of products expected to be manufactured by related party			11.00%
Morningstar [Member] | Co-Packing Agreement [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Agreement Term			3 years
Percentage of products expected to be manufactured by related party			10.00%
Morningstar [Member] | Co-Packing Agreement [Member] | Other Non-Core Products [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Agreement Term			15 months
Morningstar [Member] | Transitional Sales Agreements [Member]
Related Party Transaction [Line Items]
Agreement Term			15 months
Related party fees			4,500,000
Related party receivables			12,200,000
Morningstar [Member] | Transitional Sales Agreements [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Agreement Term	9 months
Morningstar [Member] | Transitional Sales Agreements [Member] | Other Non-Core Products [Member]
Related Party Transaction [Line Items]
Agreement Term	15 months		15 months
Related party fees			2,000,000
Suiza Dairy Group Llc and Dean Dairy Holdings Llc [Member] | Co-Packing Agreement [Member]
Related Party Transaction [Line Items]
Agreement Term			18 months
Cost of sales			100,000
Suiza Dairy Group Llc and Dean Dairy Holdings Llc [Member] | Sales and Distribution Agreement [Member]
Related Party Transaction [Line Items]
Cost of sales			1,200,000
Net sales			4,100,000
Suiza Dairy Group Llc and Dean Dairy Holdings Llc [Member] | Sales and Distribution Agreement [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Agreement Term	18 months		18 months
Dean Foods' Investment [Member]
Related Party Transaction [Line Items]
Related parties receivables	1,700,000		2,600,000
Expenses related to transaction services agreement	$ 9,500,000		$ 5,400,000